Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Time deposits, $250,000 or more	$ 78,600,000	$ 57,400,000
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	135,173,064	131,484,617
After 1 Year, Within 2 Years	56,687,383	40,384,177
After 2 Years, Within 3 Years	11,572,310	15,459,977
After 3 Years, Within 4 Years	19,946,316	8,452,948
After 4 Years, Within 5 Years	6,208,724	19,762,977
Time Deposit Maturities, after Year Five	504,206	0
Time Deposits	$ 230,092,003	$ 215,544,696